UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-902-1000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1.	Schedule of Investments.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.4%
Alternative Funds – 2.0%
54,751	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$ 965,260

Bond Funds – 65.3%
15,448	iShares 20+ Year Treasury Bond ETF	1,932,854
63,881	iShares 7-10 Year Treasury Bond ETF	6,752,222
28,389	iShares Floating Rate Bond ETF	1,446,703
90,198	Schwab Intermediate-Term U.S. Treasury ETF	4,823,789
87,432	Schwab U.S. TIPs ETF	4,831,492
121,106	Vanguard Short-Term Corporate Bond ETF	9,643,671
221,789	Virtus Seix Floating Rate High Income Fund	1,929,567

		31,360,298

Foreign Stock Funds – 8.5%
3,310	iShares Edge MSCI Minimum Volatility EAFE ETF	240,836
20,220	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,197,024
17,802	Vanguard FTSE All-World ex-U.S. ETF	962,732
20,577	Vanguard FTSE Europe ETF	1,205,195
8,208	WisdomTree Japan Hedged Equity Fund	481,071

		4,086,858

Stock Funds – 21.6%
3,500	Energy Select Sector SPDR Fund	241,850
13,538	iShares Core S&P 500 ETF	3,613,157
6,354	iShares Core S&P Mid-Cap ETF	1,205,862
7,941	iShares Currency Hedged MSCI Eurozone ETF	240,136
8,025	iShares MSCI Japan ETF	480,778
31,950	PowerShares S&P 500 Quality Portfolio	963,612
19,091	Schwab U.S. Dividend Equity ETF	964,668
10,389	Vanguard Financials ETF	720,789
6,898	Vanguard Growth ETF	965,030
1,561	Vanguard Health Care ETF	242,720
2,923	Vanguard Information Technology ETF	482,324
1,801	Vanguard Materials ETF	242,180

		10,363,106

TOTAL EXCHANGE TRADED FUNDS (Cost $44,081,422)		$46,775,522

Shares	Distribution Rate	Value
Investment Company(a) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
374,559	0.971%	$ 374,559
(Cost $374,559)

TOTAL INVESTMENTS – 98.2% (Cost $44,455,981)		$47,150,081

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		886,560

NET ASSETS – 100.0%		$48,036,641

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.7%
Alternative Funds – 2.5%
16,271	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$ 286,857

Bond Funds – 48.9%
2,773	iShares 20+ Year Treasury Bond ETF	346,958
12,013	iShares 7-10 Year Treasury Bond ETF	1,269,774
4,530	iShares Floating Rate Bond ETF	230,849
17,270	Schwab Intermediate-Term U.S. Treasury ETF	923,600
13,602	Schwab U.S. TIPs ETF	751,646
23,188	Vanguard Short-Term Corporate Bond ETF	1,846,460
26,402	Virtus Seix Floating Rate High Income Fund	229,701

		5,598,988

Foreign Stock Funds – 13.8%
1,172	iShares Edge MSCI Minimum Volatility EAFE ETF	85,275
5,830	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	345,136
11,725	Vanguard FTSE All-World ex-U.S. ETF	634,088
6,895	Vanguard FTSE Europe ETF	403,840
1,964	WisdomTree Japan Hedged Equity Fund	115,110

		1,583,449

Stock Funds – 32.5%
849	Energy Select Sector SPDR Fund	58,666
6,048	iShares Core S&P 500 ETF	1,614,151
2,433	iShares Core S&P Mid-Cap ETF	461,735
2,818	iShares Currency Hedged MSCI Eurozone ETF	85,216
2,882	iShares MSCI Japan ETF	172,661
8,650	PowerShares S&P 500 Quality Portfolio	260,884
5,140	Schwab U.S. Dividend Equity ETF	259,724
2,901	Vanguard Financials ETF	201,271
2,073	Vanguard Growth ETF	290,013
560	Vanguard Health Care ETF	87,074
880	Vanguard Information Technology ETF	145,209
645	Vanguard Materials ETF	86,733

		3,723,337

TOTAL EXCHANGE TRADED FUNDS (Cost $10,455,352)		$11,192,631

Shares	Distribution Rate	Value
Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
59,436	0.971%	$ 59,436
(Cost $59,436)

TOTAL INVESTMENTS – 98.2% (Cost $10,514,788)		$11,252,067

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		206,373

NET ASSETS – 100.0%		$11,458,440

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.3%
Alternative Funds – 2.5%
110,605	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$ 1,949,966

Bond Funds – 38.6%
18,724	iShares 20+ Year Treasury Bond ETF	2,342,747
62,681	iShares 7-10 Year Treasury Bond ETF	6,625,382
22,893	iShares Floating Rate Bond ETF	1,166,627
102,039	Schwab Intermediate-Term U.S. Treasury ETF	5,457,046
49,455	Schwab U.S. TIPs ETF	2,732,883
137,005	Vanguard Short-Term Corporate Bond ETF	10,909,708
89,353	Virtus Seix Floating Rate High Income Fund	777,374

		30,011,767

Foreign Stock Funds – 17.1%
10,694	iShares Edge MSCI Minimum Volatility EAFE ETF	778,095
42,652	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	2,524,998
108,015	Vanguard FTSE All-World ex-U.S. ETF	5,841,451
56,533	Vanguard FTSE Europe ETF	3,311,138
13,265	WisdomTree Japan Hedged Equity Fund	777,462

		13,233,144

Stock Funds – 39.1%
5,656	Energy Select Sector SPDR Fund	390,830
51,050	iShares Core S&P 500 ETF	13,624,734
20,538	iShares Core S&P Mid-Cap ETF	3,897,702
25,715	iShares Currency Hedged MSCI Eurozone ETF	777,621
25,977	iShares MSCI Japan ETF	1,556,282
64,544	PowerShares S&P 500 Quality Portfolio	1,946,647
38,566	Schwab U.S. Dividend Equity ETF	1,948,740
22,386	Vanguard Financials ETF	1,553,141
15,329	Vanguard Growth ETF	2,144,527
3,778	Vanguard Health Care ETF	587,441
7,087	Vanguard Information Technology ETF	1,169,426
5,778	Vanguard Materials ETF	776,968

		30,374,059

TOTAL EXCHANGE TRADED FUNDS (Cost $67,501,917)		$75,568,936

Shares	Distribution Rate	Value
Investment Company(a) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,185,043	0.971%	$ 1,185,043
(Cost $1,185,043)

TOTAL INVESTMENTS – 98.8% (Cost $68,686,960)		$76,753,979

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		948,329

NET ASSETS – 100.0%		$77,702,308

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.6%
Alternative Funds – 2.5%
17,388	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$ 306,550

Bond Funds – 33.7%
2,944	iShares 20+ Year Treasury Bond ETF	368,353
8,115	iShares 7-10 Year Treasury Bond ETF	857,756
3,598	iShares Floating Rate Bond ETF	183,354
13,750	Schwab Intermediate-Term U.S. Treasury ETF	735,350
6,701	Schwab U.S. TIPs ETF	370,297
18,461	Vanguard Short-Term Corporate Bond ETF	1,470,049
14,047	Virtus Seix Floating Rate High Income Fund	122,213

		4,107,372

Foreign Stock Funds – 18.6%
1,680	iShares Edge MSCI Minimum Volatility EAFE ETF	122,237
6,189	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	366,389
18,113	Vanguard FTSE All-World ex-U.S. ETF	979,551
1,352	Vanguard FTSE Emerging Markets ETF	60,137
10,427	Vanguard FTSE Europe ETF	610,709
2,113	WisdomTree Japan Hedged Equity Fund	123,843

		2,262,866

Stock Funds – 42.8%
898	Energy Select Sector SPDR Fund	62,052
8,484	iShares Core S&P 500 ETF	2,264,295
3,552	iShares Core S&P Mid-Cap ETF	674,098
4,025	iShares Currency Hedged MSCI Eurozone ETF	121,716
5,088	iShares MSCI Japan ETF	304,822
11,212	PowerShares S&P 500 Quality Portfolio	338,154
7,275	Schwab U.S. Dividend Equity ETF	367,606
3,519	Vanguard Financials ETF	244,148
2,629	Vanguard Growth ETF	367,797
787	Vanguard Health Care ETF	122,371
1,306	Vanguard Information Technology ETF	215,503
912	Vanguard Materials ETF	122,637

		5,205,199

TOTAL EXCHANGE TRADED FUNDS (Cost $10,824,875)		$11,881,987

Shares	Distribution Rate	Value
Investment Company(a) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
180,163	0.971%	$ 180,163
(Cost $180,163)

TOTAL INVESTMENTS – 99.1% (Cost $11,005,038)		$12,062,150

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		104,600

NET ASSETS – 100.0%		$12,166,750

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.4%
Alternative Funds – 2.5%
72,172	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$ 1,272,392

Bond Funds – 28.6%
12,218	iShares 20+ Year Treasury Bond ETF	1,528,716
26,465	iShares 7-10 Year Treasury Bond ETF	2,797,351
15,003	iShares Floating Rate Bond ETF	764,553
47,559	Schwab Intermediate-Term U.S. Treasury ETF	2,543,456
23,050	Schwab U.S. TIPs ETF	1,273,743
63,856	Vanguard Short-Term Corporate Bond ETF	5,084,853
58,233	Virtus Seix Floating Rate High Income Fund	506,630

		14,499,302

Foreign Stock Funds – 20.1%
8,726	iShares Edge MSCI Minimum Volatility EAFE ETF	634,904
25,690	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,520,848
79,880	Vanguard FTSE All-World ex-U.S. ETF	4,319,911
8,582	Vanguard FTSE Emerging Markets ETF	381,727
47,739	Vanguard FTSE Europe ETF	2,796,073
8,656	WisdomTree Japan Hedged Equity Fund	507,328

		10,160,791

Stock Funds – 46.2%
3,691	Energy Select Sector SPDR Fund	255,048
37,118	iShares Core S&P 500 ETF	9,906,423
16,082	iShares Core S&P Mid-Cap ETF	3,052,042
16,780	iShares Currency Hedged MSCI Eurozone ETF	507,427
25,399	iShares MSCI Japan ETF	1,521,654
50,540	PowerShares S&P 500 Quality Portfolio	1,524,286
35,231	Schwab U.S. Dividend Equity ETF	1,780,222
16,433	Vanguard Financials ETF	1,140,122
11,821	Vanguard Growth ETF	1,653,758
3,267	Vanguard Health Care ETF	507,986
6,174	Vanguard Information Technology ETF	1,018,772
3,770	Vanguard Materials ETF	506,952

		23,374,692

TOTAL EXCHANGE TRADED FUNDS (Cost $43,065,057)		$49,307,177

Shares	Distribution Rate	Value
Investment Company(a) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
763,811	0.971%	$ 763,811
(Cost $763,811)

TOTAL INVESTMENTS – 98.9% (Cost $43,828,868)		$50,070,988

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		571,839

NET ASSETS – 100.0%		$50,642,827

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.6%
Alternative Funds – 2.5%
17,388	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$ 306,550

Bond Funds – 23.7%
2,955	iShares 20+ Year Treasury Bond ETF	369,730
4,656	iShares 7-10 Year Treasury Bond ETF	492,139
3,610	iShares Floating Rate Bond ETF	183,966
9,203	Schwab Intermediate-Term U.S. Treasury ETF	492,176
4,461	Schwab U.S. TIPs ETF	246,515
13,902	Vanguard Short-Term Corporate Bond ETF	1,107,016

		2,891,542

Foreign Stock Funds – 21.6%
2,077	iShares Edge MSCI Minimum Volatility EAFE ETF	151,122
6,214	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	367,869
20,436	Vanguard FTSE All-World ex-U.S. ETF	1,105,179
2,732	Vanguard FTSE Emerging Markets ETF	121,519
13,122	Vanguard FTSE Europe ETF	768,556
2,118	WisdomTree Japan Hedged Equity Fund	124,136

		2,638,381

Stock Funds – 49.8%
899	Energy Select Sector SPDR Fund	62,121
9,439	iShares Core S&P 500 ETF	2,519,175
4,214	iShares Core S&P Mid-Cap ETF	799,733
4,059	iShares Currency Hedged MSCI Eurozone ETF	122,744
7,142	iShares MSCI Japan ETF	427,877
14,317	PowerShares S&P 500 Quality Portfolio	431,801
9,740	Schwab U.S. Dividend Equity ETF	492,162
3,975	Vanguard Financials ETF	275,785
3,082	Vanguard Growth ETF	431,172
798	Vanguard Health Care ETF	124,081
1,685	Vanguard Information Technology ETF	278,042
925	Vanguard Materials ETF	124,385

		6,089,078

TOTAL EXCHANGE TRADED FUNDS (Cost $10,684,008)		$11,925,551

Shares	Distribution Rate	Value
Investment Company(a) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
182,664	0.971%	$ 182,664
(Cost $182,664)

TOTAL INVESTMENTS – 99.1% (Cost $10,866,672)		$12,108,215

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		105,804

NET ASSETS – 100.0%		$12,214,019

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.6%
Alternative Funds – 2.5%
41,128	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$ 725,087

Bond Funds – 18.6%
6,963	iShares 20+ Year Treasury Bond ETF	871,210
9,597	iShares 7-10 Year Treasury Bond ETF	1,014,403
8,530	iShares Floating Rate Bond ETF	434,689
16,261	Schwab Intermediate-Term U.S. Treasury ETF	869,638
7,881	Schwab U.S. TIPs ETF	435,504
21,833	Vanguard Short-Term Corporate Bond ETF	1,738,562

		5,364,006

Foreign Stock Funds – 23.7%
5,967	iShares Edge MSCI Minimum Volatility EAFE ETF	434,159
15,860	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	938,912
50,875	Vanguard FTSE All-World ex-U.S. ETF	2,751,320
6,520	Vanguard FTSE Emerging Markets ETF	290,009
34,623	Vanguard FTSE Europe ETF	2,027,869
6,165	WisdomTree Japan Hedged Equity Fund	361,331

		6,803,600

Stock Funds – 52.8%
2,103	Energy Select Sector SPDR Fund	145,317
23,321	iShares Core S&P 500 ETF	6,224,142
10,691	iShares Core S&P Mid-Cap ETF	2,028,938
9,562	iShares Currency Hedged MSCI Eurozone ETF	289,155
16,870	iShares MSCI Japan ETF	1,010,682
33,600	PowerShares S&P 500 Quality Portfolio	1,013,376
25,813	Schwab U.S. Dividend Equity ETF	1,304,331
10,405	Vanguard Financials ETF	721,899
7,773	Vanguard Growth ETF	1,087,443
1,870	Vanguard Health Care ETF	290,766
4,392	Vanguard Information Technology ETF	724,724
2,686	Vanguard Materials ETF	361,186

		15,201,959

TOTAL EXCHANGE TRADED FUNDS (Cost $24,148,046)		$28,094,652

Shares	Distribution Rate	Value
Investment Company(a) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
426,044	0.971%	$ 426,044
(Cost $426,044)

TOTAL INVESTMENTS – 99.1% (Cost $24,574,090)		$28,520,696

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		262,918

NET ASSETS – 100.0%		$28,783,614

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.6%
Alternative Funds – 2.5%
17,578	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$ 309,900

Bond Funds – 13.6%
2,988	iShares 20+ Year Treasury Bond ETF	373,859
3,530	iShares 7-10 Year Treasury Bond ETF	373,121
3,647	iShares Floating Rate Bond ETF	185,851
4,675	Schwab Intermediate-Term U.S. Treasury ETF	250,019
6,246	Vanguard Short-Term Corporate Bond ETF	497,369

		1,680,219

Foreign Stock Funds – 25.6%
2,492	iShares Edge MSCI Minimum Volatility EAFE ETF	181,318
7,308	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	432,633
22,934	Vanguard FTSE All-World ex-U.S. ETF	1,240,271
2,770	Vanguard FTSE Emerging Markets ETF	123,210
16,980	Vanguard FTSE Europe ETF	994,518
3,206	WisdomTree Japan Hedged Equity Fund	187,904

		3,159,854

Stock Funds – 55.9%
907	Energy Select Sector SPDR Fund	62,674
10,473	iShares Core S&P 500 ETF	2,795,139
4,924	iShares Core S&P Mid-Cap ETF	934,477
4,103	iShares Currency Hedged MSCI Eurozone ETF	124,075
7,243	iShares MSCI Japan ETF	433,928
14,463	PowerShares S&P 500 Quality Portfolio	436,204
12,307	Schwab U.S. Dividend Equity ETF	621,873
4,481	Vanguard Financials ETF	310,892
3,558	Vanguard Growth ETF	497,764
807	Vanguard Health Care ETF	125,480
2,269	Vanguard Information Technology ETF	374,407
1,396	Vanguard Materials ETF	187,720

		6,904,633

TOTAL EXCHANGE TRADED FUNDS (Cost $10,606,916)		$12,054,606

Shares	Distribution Rate	Value
Investment Company(a) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
180,915	0.971%	$ 180,915
(Cost $180,915)

TOTAL INVESTMENTS – 99.1% (Cost $10,787,831)		$12,235,521

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		112,305

NET ASSETS – 100.0%		$12,347,826

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of November 30, 2017:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$46,775,522	$—	$—
Investment Companies	374,559	—	—
Total	$47,150,081	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$11,192,631	$—	$—
Investment Companies	59,436	—	—
Total	$11,252,067	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$75,568,936	$—	$—
Investment Companies	1,185,043	—	—
Total	$76,753,979	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$11,881,987	$—	$—
Investment Companies	180,163	—	—
Total	$12,062,150	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$49,307,177	$—	$—
Investment Companies	763,811	—	—
Total	$50,070,988	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$11,925,551	$—	$—
Investment Companies	182,664	—	—
Total	$12,108,215	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$28,094,652	$—	$—
Investment Companies	426,044	—	—
Total	$28,520,696	$—	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$12,054,606	$—	$—
Investment Companies	180,915	—	—
Total	$12,235,521	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 29, 2018

*	Print the name and title of each signing officer under his or her signature.